EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

19. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2020	2021	2022

	(In Thousands of U.S. Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc. — basic	$146,703	$95,248	$239,968
Dilutive effect of convertible notes	1,518	5,300	5,183
Net income attributable to Canadian Solar Inc. — diluted	$148,221	$100,548	$245,151
Denominator:
Denominator for basic calculation — weighted average number of common shares — basic	59,575,898	61,614,391	64,324,558
Diluted effects of share number from share options and RSUs	897,258	985,554	586,420
Dilutive effects of share number from convertible notes	1,833,663	6,272,157	6,272,157
Denominator for diluted calculation — weighted average number of common shares — diluted	62,306,819	68,872,102	71,183,135
Basic earnings per share	$2.46	$1.55	$3.73
Diluted earnings per share	$2.38	$1.46	$3.44

The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings per share for the years indicated.

	Years Ended December 31,
	2020	2021	2022
Share options and RSUs	187,083	3,877	9,295